Accounts Receivable, Net - Schedule of Changes of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Changes of Allowance for Credit Losses [Abstract]
Beginning balance	$ 12,750	$ 2,861
Additional reserve through credit loss expense	20,500	9,889
Ending balance	$ 33,250	$ 12,750